Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	26.70%	21.60%		27.60%
Profit from continuing operations before tax	£ 1,845	£ 560	[1]	£ 971	[1]
Tax calculated at a tax rate of 19% (2020: 19%, 2019: 19%)	351	106		184
Bank surcharge on profits	104	27		62
Non-deductible preference dividends paid	9	8		8
Non-deductible UK Bank Levy	14	19		24
Non-deductible conduct remediation, fines and penalties	6	(4)		44
Other non-deductible costs and non-taxable income	37	25		31
Effect of change in tax rate on deferred tax provision	9	6		(14)
Tax relief on dividends in respect of other equity instruments	(40)	(40)		(39)
Adjustment to prior year provisions	2	(26)		(32)
Tax on profit from continuing operations	£ 492	£ 121	[1]	£ 268	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.